PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 11, 2019 USD ($) shares	Mar. 11, 2019 CAD ($) $ / shares shares	Jul. 31, 2019	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($)
Disclosure of preferred limited partners [Line Items]
Percent of public float allowable for repurchase			10.00%
Series 17
Disclosure of preferred limited partners [Line Items]
Issuance price per share | $ / shares				$ 25
Number of shares issued (in shares) | shares				8,000,000
Proceeds from issuing shares | $				$ 200
Cumulative dividend rate				5.25%
Series 15
Disclosure of preferred limited partners [Line Items]
Issuance price per share | $ / shares		$ 25
Number of shares issued (in shares) | shares	7,000,000	7,000,000
Proceeds from issuing shares	$ 131	$ 175			$ 175
Share issue related cost	$ 5	$ 6
Cumulative dividend rate	5.75%	5.75%			5.75%
Dividend rate reset period	5 years	5 years
Series 15 | Floating dividend rate [Member]
Disclosure of preferred limited partners [Line Items]
Cumulative dividend rate	5.75%	5.75%
Series 15 | Floating dividend rate [Member] | Government of Canada Bond yield plus [Member]
Disclosure of preferred limited partners [Line Items]
Cumulative dividend rate	3.94%	3.94%
Series 16
Disclosure of preferred limited partners [Line Items]
Dividend rate reset period	5 years	5 years
Series 16 | Floating dividend rate [Member] | Government of Canada Bond yield plus [Member]
Disclosure of preferred limited partners [Line Items]
Cumulative dividend rate	3.94%	3.94%